INVESTMENTS - Government Treasury Bonds (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	S/ 625,762	S/ 518,488
Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	6,698,076	5,190,748
Peruvian sovereign bonds [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	5,959,066	4,706,121
Bolivian sovereign bonds [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	72,516	90,370
Colombian sovereign bonds [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	61,009	137,936
U.S. Federal agency bonds [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	391,475	82,477
Other bonds [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	40,646	54,327
Chilean sovereign bonds [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	S/ 173,364	S/ 119,517